Stockholders’ Equity	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ Equity

Note 4 – Stockholders’ Equity

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of $0.0001 par value preferred stock. At September 30, 2022 and December 31, 2021, there were nil shares issued and outstanding.

Common Stock

The Company has authorized the issuance of 100,000,000 shares of $0.0001 par value common stock. At September 30, 2022 and December 31, 2021, there were 20,421,593 and 16,809,800 shares issued and outstanding.

During the period from March 11, 2021 (Inception) to September 30, 2021, the Company had the following transactions in its common stock:

●	issued 5,300,000 shares to founders of the Company for cash proceeds of $530.

●	issued 11,509,800 shares to investors at a price per share of $0.03 for cash proceeds of approximately $345,000.

During the three months ended September 30, 2022, the Company had the following transactions in its common stock:

●	issued 1,725,000 shares of common stock for total gross proceeds of $6,900,000 through an initial public offering (“IPO”). Commissions, fees and expenses associated with the IPO totaled approximately $1,435,000 and were recorded as stock issuance costs upon consummation of the IPO. The net proceeds after commissions, fees and expenses was approximately $5,465,000, with $500,000 of these funds currently held in an escrow account for the benefit of the Company. As a result of the IPO, deferred offering costs of approximately $116,000 were reclassified from deferred offering costs to a reduction of additional paid-in capital and are included in the total $1,435,000 of stock issuance costs from the IPO.

●	issued 1,886,793 units, each consisting of one share of common stock and one warrant for a total of 1,886,793 shares of common stock, and 1,886,793 warrants to acquire the Company’s common stock in the future, for total gross proceeds of $5,000,001 through a private equity placement agreement (“PIPE”). The Company allocated the estimated fair value of the common stock and PIPE Warrants on a relative fair value basis. Commissions, fees and expenses associated with the PIPE totaled approximately $578,000. The net proceeds, after commissions, fees and expenses was approximately $4,422,000.

The 1,886,793 PIPE Warrants have an exercise price of $2.90 per share, expire 5 years from the date of issuance, and are fully exercisable upon issuance. The estimated fair value of the PIPE Warrants approximated $2,093,000. Additionally, 339,623 warrants (“Placement Agent Warrants”) were issued to the placement agent as a part of their fee. The Placement Agent warrants have an exercise price of $2.915 per share, expire 5 years from the date of issuance, and are fully exercisable upon issuance. The estimated fair value of the Placement Agent Warrants approximated $516,000. The Placement Agent Warrants are recorded as stock issuance costs but the net impact to the Company’s equity from the issuance of these warrants is nil since these warrants are classified as equity.

The PIPE Warrants and Placement Agent Warrants also include certain anti-dilution adjustments and potential adjustments upon the occurrence of certain change of control transactions.

In October 2021, the Company issued an aggregate of 1,000,000 warrants (“Consultant Warrants”) to three individuals (“Consultants”) that are advising the Company on developing, establishing, operating, commercializing, marketing, promoting, and expanding the Company’s esports business with an aim to commercialize esports tournaments, esports sponsorships, esports advertising revenues, esports merchandise revenues, esports broadcast revenues, esports video revenues, esports game development and marketing and distribution revenues, and all other manner of esports revenue streams for the benefit of the Company. The Consultant Warrants have an exercise price of $1.00 share and expire in five years with 250,000 of these warrants vested immediately and the balance of 750,000 warrants having provisions making the vesting contingent on the Consultants’ performance in meeting goals and milestones set quarterly by the Company. Specifically, the Company will consult with the Consultants and reach agreement on the Consultants’ goals and milestones at the beginning of each calendar quarter. Out of the 750,000 unvested warrants, 62,500 warrants vest at the end of each quarter, beginning with the quarter ended March 31, 2022, provided in the Company’s judgement the Consultants have made satisfactory progress over the course of the quarter in meeting set goals and milestones. 62,500 of these warrants vested on March 31, 2022, 62,500 warrants vested on June 30, 2022, and 62,500 of these warrants vested on September 30, 2022. Consultant Warrants not vested on their designated end of quarter vesting date expire.

The fair value of the Consultant Warrants is being amortized to expense over the vesting period. The Company recorded an expense of approximately $139,000 and $46,000 during the nine months and three months ended September 30, 2022. At September 30, 2022, the unamortized warrant expense was approximately $419,000, which will be amortized into expense through December 2024.

Warrants

The following is a summary of the Consultant Warrants:

		Weighted	Weighted Average
	Warrants	Average Exercise	Remaining Contractual	Aggregate Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2021	1,000,000	1.00	4.79	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, September 30, 2022	1,000,000	1.00	4.04	$-
Exercisable, September 30, 2022	437,500	$1.00	4.04	$-

The exercise price for all warrants outstanding and exercisable at September 30, 2022:

Outstanding		Exercisable
Number of Warrants	Exercise Price	Number of Warrants	Exercise Price
1,000,000	$1.00	437,500	$1.00
1,886,793	$2.90	1,886,793	$2.90
339,623	$2.92	339,623	$2.92
3,226,416		2,663,916

The Company utilized the Black-Scholes option-pricing model to value the warrants issued. There were no warrants issued for the period from March 11, 2021 (Inception) to September 30, 2021. The following table summarizes the assumptions used for estimating the fair value of the PIPE Warrants and Placement Agent Warrants issued for the nine months ended September 30,2022:

Expected dividend yield	-
Risk-free interest rate	3.96%
Expected volatility	100.00%
Expected life (years)	5.0

Note 3 - Stockholders’ Equity

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of $0.0001 par value preferred stock. At December 31, 2021, there were nil shares issued and outstanding.

Common Stock

The Company has authorized the issuance of 100,000,000 shares of $0.0001 par value common stock. At December 31, 2021, there were 16,809,800 shares issued and outstanding.

During the period from inception (March 11, 2021) to December 31, 2021, the Company had the following transactions in its common stock:

●	Issued 5,300,000 shares to founders of the Company for cash proceeds of $530;

●	Issued 11,509,800 shares to investors for cash proceeds of $345,294.

Warrants

The following is a summary of warrant activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, March 11, 2021	-
Granted	1,000,000	1.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2021	1,000,000	1.00	4.79	$-
Exercisable, December 31, 2021	250,000	$1.00	4.79	$-

The exercise price for warrants outstanding at December 31, 2021:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Warrants	Price	Warrants	Price
1,000,000	$1.00	250,000	$1.00
1,000,000		250,000

On October 21, 2021, the Company issued an aggregate of 1,000,000 warrants to three individuals (“Consultants”) that will advising the Company on developing, establishing, operating, commercializing, marketing, promoting, and expanding the Company’s esports business with an aim to commercialize esports tournaments, esports sponsorships, esports advertising revenues, esports merchandise revenues, esports broadcast revenues, esports video revenues, esports game development and marketing and distribution revenues, and all other manner of esports revenue streams for the benefit of the Company. The warrants have an exercise price of $1.00 share and expire in five years. 250,000 of these warrants vested immediately and the balance of 750,000 warrants have provisions making the vesting contingent on the Consultants’ performance in meeting goals and milestones set quarterly by the Company. Specifically, the Company will consult with the Consultants and reach agreement on the Consultants’ goals and milestones at the beginning of each calendar quarter. Out of the 750,000 unvested warrants, 62,500 warrants will vest at the end of each quarter, beginning with the quarter ending March 31, 2022, provided in the Company’s judgement the Consultants have made satisfactory progress over the course of the quarter in meeting set goals and milestones. Warrants not vested on their designated end of quarter vesting date expire.

The fair value of the warrants is being amortized to expense over the vesting period. The Company recorded an expense of $185,922 during the period from inception (March 11, 2021) to December 31, 2021. At December 31, 2021, the unamortized warrant expense was $557,765, which will be amortized into expense through December 2024.

The assumptions used in calculating the fair value of warrants granted using the Black-Scholes option-pricing model for warrants granted are as follows for the warrants granted during the period from inception (March 11, 2021) to December 31, 2021:

Risk-free interest rate	1.09%
Expected life of the options	5 years
Expected volatility	100%
Expected dividend yield	0%